Expense Example - StrategicAdvisersFidelityUSTotalStockFund-PRO - StrategicAdvisersFidelityUSTotalStockFund-PRO - Strategic Advisers Fidelity U.S. Total Stock Fund - Strategic Advisers Fidelity U.S. Total Stock Fund
Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 36
3 years	131
5 years	275
10 years	$ 692